REGULATORY FRAMEWORK, General Framework of the Natural Gas Transportation Segment (Details) $ in Thousands		12 Months Ended
	Jan. 19, 2022 stage	Dec. 31, 2021 ARS ($) Installment	Mar. 01, 2022	Apr. 02, 2021	Apr. 01, 2019	Oct. 02, 2018	Sep. 04, 2018	Apr. 01, 2018	Dec. 01, 2017	Apr. 02, 2017	Mar. 30, 2017
General aspects [Abstract]
Original license period		35 years
License period, renewal		10 years
License period, after renewal		45 years
Tariff situation [Abstract]
Natural gas transportation tariffs period, condition one		semiannually
Natural gas transportation tariffs period, condition two		5 years
Conversion rate of exchange for tariffs		1
Number of years for negotiations under transitional agreement		17 years
Transitional Agreement [Abstract]
Percentage of increase in tariff on service for natural gas transportation					26.00%				81.10%	64.20%	214.20%
Percentage of increase in tariff on access and use									29.70%		37.00%
Investment plan period		5 years
Five Year Plan investment amount | $		$ 6,786,543
Number of installments tariff increase granted | Installment		3
Percentage of tariff increase on public service of Natural Gas Transportation and CAU								50.00%
Percentage of increase in tariff				58.60%		19.70%	30.00%
Period of natural gas transportation and distribution tariff remain unadjusted		180 days
Period for natural gas transportation and distribution tariffs extended		180 days
Additional period for transitory tariffs freeze		90 days
Subsequent Event [Member]
Transitional Agreement [Abstract]
Percentage of increase in tariff			60.00%
Transitory tariff adjustment applied stages | stage	2
Transitory tariff adjustment percentage	106.00%
Top of Range [Member]
Transitional Agreement [Abstract]
Tariff review period		2 years